Stock Plans - Options Range of exercise prices (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	60.56
Options Outstanding [Abstract]
Number of options outstanding	7.7	[1]
Weighted-average years to expiration of options outstanding	5 years 8 months
Weighted average exercise price of options outstanding	30.97	[1]
Aggregate intrinsic value of options outstanding	227	[1]
Options Exercisable [Abstract]
Number of exercisable options	5.0	[1]
Weighted average exercise price of exercisable options	25.58	[1]
Aggregate intrinsic value of exercisable options	174	[1]
Weighted-average years to expiration of exercisable options (years)	4.5
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	15.52
Maximum price of options outstanding, end of the period	18.17
Options Outstanding [Abstract]
Number of options outstanding	0.9
Weighted-average years to expiration of options outstanding	2 years 10 months
Weighted average exercise price of options outstanding	17.47
Aggregate intrinsic value of options outstanding	40
Options Exercisable [Abstract]
Number of exercisable options	0.9
Weighted average exercise price of exercisable options	17.47
Aggregate intrinsic value of exercisable options	40
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	18.18
Maximum price of options outstanding, end of the period	23.76
Options Outstanding [Abstract]
Number of options outstanding	0.8
Weighted-average years to expiration of options outstanding	4 years 6 months
Weighted average exercise price of options outstanding	21.96
Aggregate intrinsic value of options outstanding	31
Options Exercisable [Abstract]
Number of exercisable options	0.8
Weighted average exercise price of exercisable options	21.96
Aggregate intrinsic value of exercisable options	31
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	23.77
Maximum price of options outstanding, end of the period	30.79
Options Outstanding [Abstract]
Number of options outstanding	2.8
Weighted-average years to expiration of options outstanding	4 years 5 months
Weighted average exercise price of options outstanding	26.18
Aggregate intrinsic value of options outstanding	95
Options Exercisable [Abstract]
Number of exercisable options	2.4
Weighted average exercise price of exercisable options	26.03
Aggregate intrinsic value of exercisable options	84
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	30.80
Maximum price of options outstanding, end of the period	40.61
Options Outstanding [Abstract]
Number of options outstanding	2.2
Weighted-average years to expiration of options outstanding	7 years 7 months
Weighted average exercise price of options outstanding	37.79
Aggregate intrinsic value of options outstanding	50
Options Exercisable [Abstract]
Number of exercisable options	0.8
Weighted average exercise price of exercisable options	37.19
Aggregate intrinsic value of exercisable options	19
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	40.62
Maximum price of options outstanding, end of the period	53.34
Options Outstanding [Abstract]
Number of options outstanding	1.0
Weighted-average years to expiration of options outstanding	9 years 1 month
Weighted average exercise price of options outstanding	49.13
Aggregate intrinsic value of options outstanding	11
Options Exercisable [Abstract]
Number of exercisable options	0.1
Weighted average exercise price of exercisable options	42.25
Aggregate intrinsic value of exercisable options	0

[1]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2013, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.5 years.